Property, plant & equipment - Changes in carrying value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant & equipment
Additions	€ 17,318	€ 30,911	€ 16,282
Acquisition value
Property, plant & equipment
At January 1	225,024	199,951	191,410
Additions	17,318	30,911	16,282
Assets held for sale	(1,243)
Acquired from business combination		74
Disposals	(8,635)	(6,388)	(7,612)
Transfers	(33)	(333)	(947)
Currency Translation	(2,403)	808	817
At December 31,	230,027	225,024	199,951
Depreciation
Property, plant & equipment
At January 1	(105,974)	(96,449)	(88,714)
Depreciation charge for the year	(15,277)	(15,373)	(15,081)
Assets held for sale	975
Disposals	7,596	5,742	7,020
impairment			(160)
Transfers		333	867
Currency Translation	936	(227)	(381)
At December 31,	(111,744)	(105,974)	(96,449)
Land and buildings
Property, plant & equipment
At January 1	34,986	36,169	36,914
Additions	4,834	4,519	4,027
At December 31,	52,274	34,986	36,169
Land and buildings | Acquisition value
Property, plant & equipment
At January 1	48,666	48,599	47,959
Additions	646	107	142
Disposals	(2)	(166)
Transfers	18,342	(50)	40
Currency Translation	(37)	175	458
At December 31,	67,615	48,666	48,599
Land and buildings | Depreciation
Property, plant & equipment
At January 1	(13,681)	(12,430)	(11,045)
Depreciation charge for the year	(1,669)	(1,358)	(1,352)
Disposals	2	139
Currency Translation	6	(32)	(33)
At December 31,	(15,341)	(13,681)	(12,430)
Plant and equipment
Property, plant & equipment
At January 1	49,818	46,688	41,407
At December 31,	56,630	49,818	46,688
Plant and equipment | Acquisition value
Property, plant & equipment
At January 1	132,406	121,045	105,877
Additions	3,852	4,189	3,850
Assets held for sale	(1,074)
Acquired from business combination		38
Disposals	(5,228)	(4,312)	(4,299)
Transfers	15,161	10,885	15,031
Currency Translation	(2,047)	561	586
At December 31,	143,070	132,406	121,045
Plant and equipment | Depreciation
Property, plant & equipment
At January 1	(82,588)	(74,358)	(64,470)
Depreciation charge for the year	(10,521)	(10,824)	(10,433)
Assets held for sale	835
Disposals	5,089	3,976	3,996
impairment			(160)
Transfers		(1,232)	(2,935)
Currency Translation	746	(150)	(356)
At December 31,	(86,440)	(82,588)	(74,358)
Right-of-use assets
Property, plant & equipment
At January 1	7,719	8,102	8,420
At December 31,	5,429	7,719	8,102
Right-of-use assets | Acquisition value
Property, plant & equipment
At January 1	17,424	17,764	21,619
Additions	1,925	3,149	3,965
Assets held for sale	(169)
Acquired from business combination		36
Disposals	(3,282)	(1,777)	(3,313)
Transfers	(202)	(1,819)	(4,433)
Currency Translation	(303)	71	(74)
At December 31,	15,393	17,424	17,764
Right-of-use assets | Depreciation
Property, plant & equipment
At January 1	(9,705)	(9,661)	(13,199)
Depreciation charge for the year	(3,087)	(3,191)	(3,296)
Assets held for sale	140
Disposals	2,505	1,627	3,024
Transfers		1,565	3,802
Currency Translation	184	(45)	8
At December 31,	(9,963)	(9,705)	(9,661)
Construction in progress
Property, plant & equipment
At January 1	26,528	12,544	15,955
At December 31,	3,950	26,528	12,544
Construction in progress | Acquisition value
Property, plant & equipment
At January 1	26,528	12,543	15,955
Additions	10,895	23,466	8,325
Disposals	(123)	(133)
Transfers	(33,334)	(9,349)	(11,585)
Currency Translation	(16)	1	(153)
At December 31,	3,950	26,528	12,543
Total property plant and equipment | Total carrying amount
Property, plant & equipment
At January 1	119,050	103,503	102,696
At December 31,	€ 118,283	€ 119,050	€ 103,503